Accounts receivable, net - Past-due but not impaired portfolio (Details) - Financial assets past due but not impaired [member] - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 16,522	$ 116,865	$ 68,036
Past due at 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	8,079	18,811	20,463
Past due by more than 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 8,443	$ 98,054	$ 47,573